Note 18 - Other Expenses (Tables)	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2019	2018	2019	2018
Amortization of other intangible assets	$4,953	$7,174	$19,414	$16,158
Depreciation of property, and equipment	2,246	1,087	7,749	2,782
Bad debt expense	19,996	51,353	66,853	88,276
Share-based compensation	1,683	1,379	10,469	4,495
	$28,878	$60,993	$104,485	$111,711

Disclosure of employee benefits [text block]
	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2019	2018	2019	2018
Wages, salaries and commissions	$50,392	$41,336	$164,792	$169,863
Benefits	5,347	3,726	15,451	20,299
	$55,739	$45,062	$180,243	$190,162